Document and Entity Information	21 Months Ended
Sep. 30, 2013
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	rvm
Entity Registrant Name	Revett Minerals Inc.
Entity Central Index Key	0001404592
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY